SHARE CAPITAL	6 Months Ended
Jun. 30, 2016
SHARE CAPITAL [Abstract]
SHARE CAPITAL
14. SHARE CAPITAL

As at December 31, 2015, the authorized share capital of the Company was $1,000,000,000 divided into 1,000,000,000 shares of a par value of $1.00 each, of which 781,937,649 shares had been issued and fully paid. A resolution was approved at the Company’s Special Meeting of Shareholders on January 29, 2016 to effect a capital reorganization, with effect from February 3, 2016, for a 1-for-5 reverse stock split of the Company’s ordinary shares and to reduce the Company’s authorized share capital to $500,000,000 divided into 500,000,000 shares of $1.00 par value each, of which 156,386,506 shares of $1.00 par value each are in issue and fully paid or credited as fully paid. Share capital amounts in the balance sheet as of December 31, 2015 have not been restated for the 1-for-5 reverse share split.

The Company had an issued share capital at June 30, 2016 of $156,386,506 divided into 156,386,506 ordinary shares (December 31, 2015: $156,386,506 divided into 156,386,506 ordinary shares taking into account the 1-for-5 reverse stock split that was effected in February 2016).